IMPAIRMENT OF GOODWILL AND OTHER ASSETS Impairment Losses (Reversals) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	$ (12)	$ (59)	$ (15)	$ (61)
Golden sunlight1 [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	(8)	0	(8)	0
Investments accounted for using equity method [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	0	(30)	0	(30)
Acacia Mining PLC [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	0	(24)	0	(24)
Goldstrike [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	0	(5)	(2)	(5)
Cortez1 [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	0	(6)	0	(9)
Pascua-Lama [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	0	6	0	7
Other impaired assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	$ (4)	$ 0	$ (5)	$ 0